Other disclosures - Risk Management and Principal risks - Loans and advances at amortised cost by product (Details) - Loans and advances at amortised cost [member] - GBP (£) £ in Millions	Jun. 30, 2018	Jan. 01, 2018
Disclosure of financial assets [line items]
Financial assets	£ 320,967	£ 317,188
Coverage ratio	2.10%	2.20%
Gross exposure [member]
Disclosure of financial assets [line items]
Financial assets	£ 327,890	£ 324,290
Impairment allowance [member]
Disclosure of financial assets [line items]
Financial assets	6,923	7,102
Home loans [member]
Disclosure of financial assets [line items]
Financial assets	£ 148,597	£ 146,509
Coverage ratio	0.30%	0.30%
Home loans [member] | Gross exposure [member]
Disclosure of financial assets [line items]
Financial assets	£ 149,081	£ 146,973
Home loans [member] | Impairment allowance [member]
Disclosure of financial assets [line items]
Financial assets	484	464
Credit cards, unsecured and other retail lending [member]
Disclosure of financial assets [line items]
Financial assets	£ 53,501	£ 53,526
Coverage ratio	9.10%	9.00%
Credit cards, unsecured and other retail lending [member] | Gross exposure [member]
Disclosure of financial assets [line items]
Financial assets	£ 58,880	£ 58,792
Credit cards, unsecured and other retail lending [member] | Impairment allowance [member]
Disclosure of financial assets [line items]
Financial assets	5,379	5,266
Corporate loans [member]
Disclosure of financial assets [line items]
Financial assets	£ 118,869	£ 117,153
Coverage ratio	0.90%	1.20%
Corporate loans [member] | Gross exposure [member]
Disclosure of financial assets [line items]
Financial assets	£ 119,929	£ 118,525
Corporate loans [member] | Impairment allowance [member]
Disclosure of financial assets [line items]
Financial assets	1,060	1,372
Stage 1
Disclosure of financial assets [line items]
Financial assets	£ 271,586	£ 265,009
Coverage ratio	0.20%	0.20%
Stage 1 | Gross exposure [member]
Disclosure of financial assets [line items]
Financial assets	£ 272,154	£ 265,617
Stage 1 | Impairment allowance [member]
Disclosure of financial assets [line items]
Financial assets	568	608
Stage 1 | Home loans [member]
Disclosure of financial assets [line items]
Financial assets	£ 127,896	£ 125,186
Coverage ratio	0.00%	0.00%
Stage 1 | Home loans [member] | Gross exposure [member]
Disclosure of financial assets [line items]
Financial assets	£ 127,940	£ 125,224
Stage 1 | Home loans [member] | Impairment allowance [member]
Disclosure of financial assets [line items]
Financial assets	44	38
Stage 1 | Credit cards, unsecured and other retail lending [member]
Disclosure of financial assets [line items]
Financial assets	£ 39,525	£ 40,041
Coverage ratio	1.00%	1.10%
Stage 1 | Credit cards, unsecured and other retail lending [member] | Gross exposure [member]
Disclosure of financial assets [line items]
Financial assets	£ 39,933	£ 40,482
Stage 1 | Credit cards, unsecured and other retail lending [member] | Impairment allowance [member]
Disclosure of financial assets [line items]
Financial assets	408	441
Stage 1 | Corporate loans [member]
Disclosure of financial assets [line items]
Financial assets	£ 104,165	£ 99,782
Coverage ratio	0.10%	0.10%
Stage 1 | Corporate loans [member] | Gross exposure [member]
Disclosure of financial assets [line items]
Financial assets	£ 104,281	£ 99,911
Stage 1 | Corporate loans [member] | Impairment allowance [member]
Disclosure of financial assets [line items]
Financial assets	116	129
Stage 2
Disclosure of financial assets [line items]
Financial assets	£ 44,331	£ 46,480
Coverage ratio	6.20%	6.30%
Stage 2 | Not past due [member]
Disclosure of financial assets [line items]
Financial assets	£ 39,708	£ 42,597
Coverage ratio	5.80%	5.80%
Stage 2 | Equal to or Less than 30 days past due [member]
Disclosure of financial assets [line items]
Financial assets	£ 2,820	£ 2,486
Coverage ratio	7.40%	8.60%
Stage 2 | Greater than 30 days past due [Member]
Disclosure of financial assets [line items]
Financial assets	£ 1,803	£ 1,397
Coverage ratio	13.00%	16.20%
Stage 2 | Gross exposure [member]
Disclosure of financial assets [line items]
Financial assets	£ 47,284	£ 49,592
Stage 2 | Gross exposure [member] | Not past due [member]
Disclosure of financial assets [line items]
Financial assets	42,167	45,204
Stage 2 | Gross exposure [member] | Equal to or Less than 30 days past due [member]
Disclosure of financial assets [line items]
Financial assets	3,044	2,721
Stage 2 | Gross exposure [member] | Greater than 30 days past due [Member]
Disclosure of financial assets [line items]
Financial assets	2,073	1,667
Stage 2 | Impairment allowance [member]
Disclosure of financial assets [line items]
Financial assets	2,953	3,112
Stage 2 | Impairment allowance [member] | Not past due [member]
Disclosure of financial assets [line items]
Financial assets	2,459	2,607
Stage 2 | Impairment allowance [member] | Equal to or Less than 30 days past due [member]
Disclosure of financial assets [line items]
Financial assets	224	235
Stage 2 | Impairment allowance [member] | Greater than 30 days past due [Member]
Disclosure of financial assets [line items]
Financial assets	270	270
Stage 2 | Home loans [member]
Disclosure of financial assets [line items]
Financial assets	£ 18,514	£ 19,224
Coverage ratio	0.60%	0.50%
Stage 2 | Home loans [member] | Not past due [member]
Disclosure of financial assets [line items]
Financial assets	£ 15,716	£ 17,031
Coverage ratio	0.50%	0.50%
Stage 2 | Home loans [member] | Equal to or Less than 30 days past due [member]
Disclosure of financial assets [line items]
Financial assets	£ 1,904	£ 1,602
Coverage ratio	0.80%	0.60%
Stage 2 | Home loans [member] | Greater than 30 days past due [Member]
Disclosure of financial assets [line items]
Financial assets	£ 894	£ 591
Coverage ratio	1.40%	2.20%
Stage 2 | Home loans [member] | Gross exposure [member]
Disclosure of financial assets [line items]
Financial assets	£ 18,620	£ 19,324
Stage 2 | Home loans [member] | Gross exposure [member] | Not past due [member]
Disclosure of financial assets [line items]
Financial assets	15,793	17,108
Stage 2 | Home loans [member] | Gross exposure [member] | Equal to or Less than 30 days past due [member]
Disclosure of financial assets [line items]
Financial assets	1,920	1,612
Stage 2 | Home loans [member] | Gross exposure [member] | Greater than 30 days past due [Member]
Disclosure of financial assets [line items]
Financial assets	907	604
Stage 2 | Home loans [member] | Impairment allowance [member]
Disclosure of financial assets [line items]
Financial assets	106	100
Stage 2 | Home loans [member] | Impairment allowance [member] | Not past due [member]
Disclosure of financial assets [line items]
Financial assets	77	77
Stage 2 | Home loans [member] | Impairment allowance [member] | Equal to or Less than 30 days past due [member]
Disclosure of financial assets [line items]
Financial assets	16	10
Stage 2 | Home loans [member] | Impairment allowance [member] | Greater than 30 days past due [Member]
Disclosure of financial assets [line items]
Financial assets	13	13
Stage 2 | Credit cards, unsecured and other retail lending [member]
Disclosure of financial assets [line items]
Financial assets	£ 12,767	£ 12,232
Coverage ratio	16.40%	17.20%
Stage 2 | Credit cards, unsecured and other retail lending [member] | Not past due [member]
Disclosure of financial assets [line items]
Financial assets	£ 11,907	£ 11,476
Coverage ratio	14.80%	15.40%
Stage 2 | Credit cards, unsecured and other retail lending [member] | Equal to or Less than 30 days past due [member]
Disclosure of financial assets [line items]
Financial assets	£ 521	£ 499
Coverage ratio	27.40%	28.90%
Stage 2 | Credit cards, unsecured and other retail lending [member] | Greater than 30 days past due [Member]
Disclosure of financial assets [line items]
Financial assets	£ 339	£ 257
Coverage ratio	41.80%	48.80%
Stage 2 | Credit cards, unsecured and other retail lending [member] | Gross exposure [member]
Disclosure of financial assets [line items]
Financial assets	£ 15,276	£ 14,766
Stage 2 | Credit cards, unsecured and other retail lending [member] | Gross exposure [member] | Not past due [member]
Disclosure of financial assets [line items]
Financial assets	13,976	13,562
Stage 2 | Credit cards, unsecured and other retail lending [member] | Gross exposure [member] | Equal to or Less than 30 days past due [member]
Disclosure of financial assets [line items]
Financial assets	718	702
Stage 2 | Credit cards, unsecured and other retail lending [member] | Gross exposure [member] | Greater than 30 days past due [Member]
Disclosure of financial assets [line items]
Financial assets	582	502
Stage 2 | Credit cards, unsecured and other retail lending [member] | Impairment allowance [member]
Disclosure of financial assets [line items]
Financial assets	2,509	2,534
Stage 2 | Credit cards, unsecured and other retail lending [member] | Impairment allowance [member] | Not past due [member]
Disclosure of financial assets [line items]
Financial assets	2,069	2,086
Stage 2 | Credit cards, unsecured and other retail lending [member] | Impairment allowance [member] | Equal to or Less than 30 days past due [member]
Disclosure of financial assets [line items]
Financial assets	197	203
Stage 2 | Credit cards, unsecured and other retail lending [member] | Impairment allowance [member] | Greater than 30 days past due [Member]
Disclosure of financial assets [line items]
Financial assets	243	245
Stage 2 | Corporate loans [member]
Disclosure of financial assets [line items]
Financial assets	£ 13,050	£ 15,024
Coverage ratio	2.50%	3.10%
Stage 2 | Corporate loans [member] | Not past due [member]
Disclosure of financial assets [line items]
Financial assets	£ 12,085	£ 14,090
Coverage ratio	2.50%	3.10%
Stage 2 | Corporate loans [member] | Equal to or Less than 30 days past due [member]
Disclosure of financial assets [line items]
Financial assets	£ 395	£ 385
Coverage ratio	2.70%	5.40%
Stage 2 | Corporate loans [member] | Greater than 30 days past due [Member]
Disclosure of financial assets [line items]
Financial assets	£ 570	£ 549
Coverage ratio	2.40%	2.10%
Stage 2 | Corporate loans [member] | Gross exposure [member]
Disclosure of financial assets [line items]
Financial assets	£ 13,388	£ 15,502
Stage 2 | Corporate loans [member] | Gross exposure [member] | Not past due [member]
Disclosure of financial assets [line items]
Financial assets	12,398	14,534
Stage 2 | Corporate loans [member] | Gross exposure [member] | Equal to or Less than 30 days past due [member]
Disclosure of financial assets [line items]
Financial assets	406	407
Stage 2 | Corporate loans [member] | Gross exposure [member] | Greater than 30 days past due [Member]
Disclosure of financial assets [line items]
Financial assets	584	561
Stage 2 | Corporate loans [member] | Impairment allowance [member]
Disclosure of financial assets [line items]
Financial assets	338	478
Stage 2 | Corporate loans [member] | Impairment allowance [member] | Not past due [member]
Disclosure of financial assets [line items]
Financial assets	313	444
Stage 2 | Corporate loans [member] | Impairment allowance [member] | Equal to or Less than 30 days past due [member]
Disclosure of financial assets [line items]
Financial assets	11	22
Stage 2 | Corporate loans [member] | Impairment allowance [member] | Greater than 30 days past due [Member]
Disclosure of financial assets [line items]
Financial assets	14	12
Stage 3
Disclosure of financial assets [line items]
Financial assets	£ 5,050	£ 5,699
Coverage ratio	40.30%	37.20%
Stage 3 | Gross exposure [member]
Disclosure of financial assets [line items]
Financial assets	£ 8,452	£ 9,081
Stage 3 | Impairment allowance [member]
Disclosure of financial assets [line items]
Financial assets	3,402	3,382
Stage 3 | Home loans [member]
Disclosure of financial assets [line items]
Financial assets	£ 2,187	£ 2,099
Coverage ratio	13.20%	13.40%
Stage 3 | Home loans [member] | Gross exposure [member]
Disclosure of financial assets [line items]
Financial assets	£ 2,521	£ 2,425
Stage 3 | Home loans [member] | Impairment allowance [member]
Disclosure of financial assets [line items]
Financial assets	334	326
Stage 3 | Credit cards, unsecured and other retail lending [member]
Disclosure of financial assets [line items]
Financial assets	£ 1,209	£ 1,253
Coverage ratio	67.10%	64.60%
Stage 3 | Credit cards, unsecured and other retail lending [member] | Gross exposure [member]
Disclosure of financial assets [line items]
Financial assets	£ 3,671	£ 3,544
Stage 3 | Credit cards, unsecured and other retail lending [member] | Impairment allowance [member]
Disclosure of financial assets [line items]
Financial assets	2,462	2,291
Stage 3 | Corporate loans [member]
Disclosure of financial assets [line items]
Financial assets	£ 1,654	£ 2,347
Coverage ratio	26.80%	24.60%
Stage 3 | Corporate loans [member] | Gross exposure [member]
Disclosure of financial assets [line items]
Financial assets	£ 2,260	£ 3,112
Stage 3 | Corporate loans [member] | Impairment allowance [member]
Disclosure of financial assets [line items]
Financial assets	£ 606	£ 765